Subordinated liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Subordinated liabilities [abstract]
Subordinated liabilities

	Half year ended 30.06.25	Year ended 31.12.24
	£m	£m
Opening balance as at 1 January	11,921	10,494
Issuances	1,045	1,870
Redemptions	(115)	(476)
Other	(322)	33
Closing balance	12,529	11,921